Quarterly Financial Data (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Quarterly Financial Information [Line Items]
Net sales and other operating revenue	¥ 3,097,246	¥ 3,020,889	¥ 2,890,221	¥ 2,834,095	¥ 2,744,960	¥ 2,425,792	¥ 2,271,286	¥ 2,435,909	¥ 2,405,062	¥ 1,942,545	¥ 1,885,892	¥ 1,714,596	¥ 11,842,451	¥ 9,877,947	¥ 7,948,095
Operating income (loss)	165,293	228,574	171,451	184,963	135,989	131,941	100,867	176,013	111,976	44,298	52,511	22,579	750,281	544,810	231,364
Net income (loss) attributable to Honda Motor Co., Ltd.	¥ 170,508	¥ 160,732	¥ 120,368	¥ 122,499	¥ 75,752	¥ 77,441	¥ 82,233	¥ 131,723	¥ 71,594	¥ 47,662	¥ 60,429	¥ 31,797	¥ 574,107	¥ 367,149	¥ 211,482
Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share (in yen per share)	¥ 94.61	¥ 89.18	¥ 66.79	¥ 67.97	¥ 42.03	¥ 42.97	¥ 45.63	¥ 73.09	¥ 39.72	¥ 26.45	¥ 33.53	¥ 17.64	¥ 318.54	¥ 203.71	¥ 117.34